SEGMENT REPORTING - Revenues earned from external customers for each group of similar products and services (Details) ₫ in Millions		6 Months Ended
		Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
Revenues earned from external customers for each group of similar products and services
Total revenue	[1]	₫ 32,915,685	$ 1,313,894,499	₫ 15,196,102
Car | Sales of e-cars
Revenues earned from external customers for each group of similar products and services
Total revenue		27,885,296	1,113,096,599	12,945,989
Ebus | Sales of e-buses
Revenues earned from external customers for each group of similar products and services
Total revenue		517,524	20,657,991
E-scooter | Sales of e-scooters
Revenues earned from external customers for each group of similar products and services
Total revenue		1,784,445	71,229,642	502,738
All other | Sales of ICE vehicles
Revenues earned from external customers for each group of similar products and services
Total revenue		69,575	2,777,223	64,176
All other | Spare parts and components
Revenues earned from external customers for each group of similar products and services
Total revenue		1,502,603	59,979,363	641,937
All other | Sale of credit carbon
Revenues earned from external customers for each group of similar products and services
Total revenue		572,664	22,859,013
All other | Aftermarket services
Revenues earned from external customers for each group of similar products and services
Total revenue		8,253	329,435	123,244
All other | Leasing activities and other
Revenues earned from external customers for each group of similar products and services
Total revenue		₫ 575,325	$ 22,965,232	₫ 918,018

[1]	Including sales to related parties in six months ended June 30, 2024 and 2025 of VND7,805,293 million and VND7,028,330 million (USD280.6 million), respectively.